Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Financial assets
Trade receivables	R 1,428	R 1,428
Interest and other receivables	150	121
Employee receivables	10	12
Non-financial assets
Prepayments	355	189
Value added tax and general sales tax	625	570
Income and mining taxes	36	75
Total trade and other receivables	2,604	2,395
Trade receivables (metals) | Gross
Financial assets
Trade receivables	1,239	1,179
Other trade receivables | Gross
Financial assets
Trade receivables	401	460
Trade receivables [member]
Non-financial assets
Loss allowance	R (212)	R (211)	R (204)